Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Schedule of Breakdown of Research and Development Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Personnel expenses (Note 5)	(4,544,244)	(3,061,036)	(8,761,944)	(5,590,207)
Clinical expenses	(7,629,432)	(7,175,545)	(12,497,879)	(13,741,610)
Nonclinical expenses	(1,667,811)	(1,016,793)	(4,419,009)	(1,832,918)
Manufacturing costs	(736,427)	(2,419,143)	(2,643,513)	(5,883,668)
Intellectual Property costs	(104,021)	(49,120)	(104,021)	(187,723)
	(14,681,935)	(13,721,637)	(28,426,366)	(27,236,126)